Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 173,397	[1]	$ 87,082
Impairments	17,904
Ending balance	113,406		173,397	[1]	$ 87,082
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	204,113		101,919		33,888
Additions	31,820		106,346		64,381
Disposals	(1,846)		(610)		(669)
Exchange differences	(19,734)		(3,542)		4,319
Ending balance	214,353		204,113		101,919
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(30,716)		(14,837)		(8,747)
Charge for the period	25,166		17,275		5,717
Disposals	1,290		478		182
Impairments	(49,437)
Exchange differences	(3,082)		(918)		(555)
Ending balance	(100,947)		(30,716)		(14,837)
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	29,819		5,047
Ending balance	27,552		29,819		5,047
Land and Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	34,524		7,106		3,054
Additions	5,137		28,047		3,686
Disposals	(147)		(67)
Exchange differences	(3,417)		(562)		366
Ending balance	36,097		34,524		7,106
Land and Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(4,705)		(2,059)		(1,067)
Charge for the period	4,359		2,773		841
Disposals	13		21
Exchange differences	(506)		(106)		(151)
Ending balance	(8,545)		(4,705)		(2,059)
Fixtures and Fittings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,716		1,510
Ending balance	3,531		3,716		1,510
Fixtures and Fittings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	9,653		4,146		3,115
Additions	2,227		4,144		1,115
Transfers			2,137		(22)
Disposals	(702)		(452)		(126)
Exchange differences	(762)		(322)		64
Ending balance	10,416		9,653		4,146
Fixtures and Fittings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(5,937)		(2,636)		(2,014)
Charge for the period	1,812		2,204		618
Transfers			1,686		(1)
Disposals	360		366		47
Impairments	0
Exchange differences	(504)		(223)		(52)
Ending balance	(6,885)		(5,937)		(2,636)
Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	92,602		34,660
Ending balance	51,299		92,602		34,660
Plant and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	112,676		44,802		17,287
Additions	12,960		72,186		25,831
Transfers			(2,137)		22
Disposals	(997)		(91)		(137)
Exchange differences	(10,480)		(2,084)		1,799
Ending balance	114,159		112,676		44,802
Plant and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(20,074)		(10,142)		(5,666)
Charge for the period	18,995		12,298		4,258
Transfers			(1,686)		1
Disposals	917		91		135
Impairments	(26,780)
Exchange differences	(2,072)		(589)		(352)
Ending balance	(62,860)		(20,074)		(10,142)
Assets Under Construction
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	47,260		45,865
Ending balance	31,024		47,260		45,865
Assets Under Construction | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	47,260		45,865		10,432
Additions	11,496		1,969		33,749
Disposals					(406)
Exchange differences	(5,075)		(574)		2,090
Ending balance	53,681		$ 47,260		$ 45,865
Assets Under Construction | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Impairments	(22,657)
Ending balance	$ (22,657)

[1]	Government and other grants have been restated due to a presentational error - see Note 21.